Borrowings (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings		€ 5,235		€ 5,235		€ 6,771
Current portion		(2,344)		(2,344)		(2,500)
Non Current portion		2,891		2,891		4,271
Result on derecognition of financial liabilities		1,357	€ (4,016)	1,866	€ (2,872)
Repayment of borrowings			€ 43,373		43,373
Pontifax and Kreos warrants
Disclosure of detailed information about borrowings [line items]
Warrants, economic lifetime	5 years
Innovation credit
Disclosure of detailed information about borrowings [line items]
Accrued interest		1,328		1,328		1,035
Total borrowings		€ 3,907		€ 3,907		3,907
Notional amount							€ 3,907
Interest rate (as percent)		10.00%		10.00%
Convertible loans
Disclosure of detailed information about borrowings [line items]
Accrued interest						460
Total borrowings						€ 1,369
Convertible loans | Minimum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand				24 months
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)		8.00%		8.00%
Debt instrument convertible term				36 months
Loan and interest waived				€ 1,866	€ 1,144
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Period upon which unconverted loans become payable on demand				36 months